Cash Account Trust

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

We are pleased to provide you with the Cash Account Trust semiannual report for the six month period ended October 31, 1998.

Your fund's management greatly appreciates your decision to invest in Cash Account Trust. During the past six months, each of the fund's three portfolios, Money Market, Government Securities and Tax-Exempt, registered solid performance and achieved its objective of providing maximum current income consistent with stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The log jam for Federal Funds set at 5.50% since March 1997 was broken on September 29th when the Fed lowered its trading target by 25 basis points. An additional 25 basis point easing was made on October 15, 1998. The predominant reasons for these moves were the much-publicized, adverse economic developments, which are reflected in our volatile stock market, the associated stresses placed on the credit worthiness of many of our financial institutions and the likelihood of a slowing pace of economic growth in the months ahead.

Our investment strategy still favors lengthening of the maturities in the portfolios. The reason is our expectation that the Fed will err on the side of ease until signs of financial stress abate and prospects for economic growth brighten.

Money market funds such as Cash Account Trust offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.



Sincerely,

FRANK J. RACHWALSKI

Frank Rachwalski
Vice President and Portfolio Manager


December 4, 1998
Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and Vice President and Lead Portfolio Manager of Cash Account Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
For the six month period ended October 31, 1998, the fund's three portfolios had the following net annualized yields:

The Money Market Portfolio had a net annualized yield of 4.63%.

The Government Securities Portfolio had a net annualized yield of 4.50%.

The Tax-Exempt Portfolio had a net annualized yield of 2.73% and a tax-equivalent yield of 4.34%

NOTES
Like all money funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Each portfolio's net annualized yield for the six month period ended October 31, 1998, is the annualized sum of the daily dividend rates for the period. The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Yields are historical and may not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

 Cash Account Trust                                                            2

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

Corporate Obligations                                    Value
      BANKING--3.1%
      ----------------------------------------------------------
      Bayerische Landesbank
        5.29%, 1/25/99                                $   34,575
      ----------------------------------------------------------
      Private Export Funding Corp.
        5.20%, 12/4/98                                    19,909
      ----------------------------------------------------------
      (a)Societe Generale
        5.25%, 1/19/99                                     9,999
      ----------------------------------------------------------
                                                          64,483
      BUSINESS LOANS--22.3%
      ----------------------------------------------------------
      Asset Portfolio Funding Corp.
        5.28%, 1/26/98                                    24,692
      ----------------------------------------------------------
      Asset Securitization Cooperative Corp.
        5.51%, 11/13/98                                   24,958
      ----------------------------------------------------------
      Broadway Capital Corp.
        5.80%, 11/20/98                                    8,974
      ----------------------------------------------------------
      Corporate Asset Funding
        5.58%, 11/6/98                                    19,988
      ----------------------------------------------------------
      Corporate Receivables Corp.
        5.22% - 5.28%, 11/23/98 - 1/28/99                 29,767
      ----------------------------------------------------------
      Enterprise Capital Funding Corp.
        5.38%, 1/12/99                                    24,738
      ----------------------------------------------------------
      Fairway Finance Corp.
        5.27%, 11/16/98                                   24,949
      ----------------------------------------------------------
      Falcon Asset Securitization Corp.
        5.21% - 5.55%, 11/9/98 - 1/11/99                  29,834
      ----------------------------------------------------------
      International Securitization Corp.
        5.47%, 11/20/98                                   19,945
      ----------------------------------------------------------
      Madison Funding Corp.
        5.29% - 5.56%, 11/9/98 - 12/15/98                 34,833
      ----------------------------------------------------------
      Mont Blanc Capital Corp.
        5.28%, 1/15/99                                     9,893
      ----------------------------------------------------------
      Monte Rosa Capital Corp.
        5.29%, 1/22/99                                    24,706
      ----------------------------------------------------------
      Old Line Funding Corp.
        5.27%, 11/3/98                                    19,997
      ----------------------------------------------------------
      Preferred Receivables Funding Corp.
        5.27%, 11/30/98                                   24,898
      ----------------------------------------------------------
      Quincy Capital Corp.
        5.28% - 5.58%, 11/6/98 - 1/22/99                  24,874
      ----------------------------------------------------------
      Receivables Capital Corp.
        5.28% - 5.31%, 1/19/99 - 1/21/99                  29,657
      ----------------------------------------------------------
      Sheffield Receivables Corp.
        5.28%, 1/29/99                                    24,682
      ----------------------------------------------------------
      Special Purpose Accounts Receivables
        Cooperative
        5.23%, 1/28/99                                    24,671
      ----------------------------------------------------------

                                                        Value
      WCP Funding, Inc.
        5.24%, 1/21/99                                $   24,714
      ----------------------------------------------------------
      Wood Street Funding Corp.
        5.60% - 5.61%, 11/12/98 - 11/20/98                19,958
      ----------------------------------------------------------
                                                         470,728

      CAPITAL AND EQUIPMENT LENDING--10.8%
      ----------------------------------------------------------
      Ace Overseas Corp.
        5.28%, 1/4/99                                     14,863
      ----------------------------------------------------------
   (a)American Honda Finance Corp.
        5.20%, 11/27/98                                    9,999
      ----------------------------------------------------------
      Beta Finance, Inc.
        5.59%, 11/10/98                                   24,969
      ----------------------------------------------------------
   (a)Caterpillar Financial Services Corp.
        5.62%, 11/16/98                                   15,000
      ----------------------------------------------------------
      Centric Funding Corp.
        5.27% - 5.29%, 12/2/98 - 1/4/99                   39,754
      ----------------------------------------------------------
   (a)IBM Credit Corp.
        5.14%, 11/2/98                                    19,997
      ----------------------------------------------------------
   (a)John Deere Capital Corp.
        5.56%, 11/9/98                                    14,998
      ----------------------------------------------------------
      Moat Funding, LLC
        5.50% - 5.51%, 12/15/98 - 1/20/99                 24,758
      ----------------------------------------------------------
      National Rural Utilities CFC
        5.30%, 1/28/99                                    14,812
      ----------------------------------------------------------
      Sanwa Business Credit Corp.
        5.99%, 1/12/99                                    24,709
      ----------------------------------------------------------
   (a)Sigma Finance, Inc.
        5.13%, 11/2/98                                    25,000
      ----------------------------------------------------------
                                                         228,859

      CAPTIVE BUSINESS LENDING--4.0%
      ----------------------------------------------------------
      British Gas Capital, Inc.
        5.58%, 11/12/98                                   14,977
      ----------------------------------------------------------
(a)(b)Capital One Funding Corp.
        5.12%, 11/6/98                                     8,114
      ----------------------------------------------------------
   (a)FINOVA Capital Corp.
        5.64%, 12/11/98                                   12,000
      ----------------------------------------------------------
      Prudential Funding Corp.
        5.23%, 1/15/99                                    24,735
      ----------------------------------------------------------
      Sony Capital Corp.
        5.51%, 11/23/98                                   24,920
      ----------------------------------------------------------
                                                          84,746

 Cash Account Trust                                                            3
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
      CONSUMER LENDING--12.6%
      ----------------------------------------------------------
      Avco Financial Services, Inc.
        5.48%, 11/23/98                               $   29,905
      ----------------------------------------------------------
   (a)Beneficial Corp.
        5.38%, 11/12/98                                   10,000
      ----------------------------------------------------------
      Chrysler Financial Corp.
        5.58%, 11/24/98                                   24,916
      ----------------------------------------------------------
   (a)Countrywide Home Loans, Inc.
        5.20% - 5.46%, 1/26/99 - 1/27/99                  22,000
      ----------------------------------------------------------
   (a)Federal National Mortgage Association
        4.30%, 11/3/98                                     4,990
      ----------------------------------------------------------
   (a)Ford Motor Credit Co.
        5.20%, 11/2/98                                    24,999
      ----------------------------------------------------------
   (b)GMAC Mortgage Corporation of Pennsylvania
        5.50%, 11/2/98                                    18,000
      ----------------------------------------------------------
   (a)Household International, Inc.
        5.12%, 11/30/98                                   19,995
      ----------------------------------------------------------
      J.C. Penney Funding Corp.
        5.56%, 11/5/98                                     9,995
      ----------------------------------------------------------
      Sears Roebuck Acceptance Corp.
        5.50%, 11/6/98                                    29,982
      ----------------------------------------------------------
   (a)Student Loan Marketing Association
        4.57%, 11/3/98                                    29,994
      ----------------------------------------------------------
      Transamerica Finance Corp.
        5.58%, 11/10/98                                   24,969
   (a)  5.45%, 1/22/99                                    15,000
      ----------------------------------------------------------
                                                         264,745
      CONSUMER PRODUCTS AND SERVICES--.5%
      ----------------------------------------------------------
      Coca Cola Enterprises, Inc.
        5.62%, 11/18/98                                    9,975
      ----------------------------------------------------------

      DIVERSIFIED FINANCE--12.9%
      ----------------------------------------------------------
      Alpine Securitization Corp.
        5.26% - 5.37%, 1/13/99 - 1/21/99                  34,621
      ----------------------------------------------------------
      American General Finance Corp.
        5.59%, 11/3/98                                     9,998
      ----------------------------------------------------------
      Amsterdam Funding Corp.
        5.42%, 1/26/99                                    19,747
      ----------------------------------------------------------
      Barton Capital Corp.
        5.27% - 5.59%, 11/5/98 - 1/20/99                  29,877
      ----------------------------------------------------------
   (a)CIT Group Holdings, Inc.
        5.09%, 11/2/98                                    14,996
      ----------------------------------------------------------
      CXC, Inc.
        5.27%, 1/27/99                                    24,689
      ----------------------------------------------------------
      Eureka Securitization, Inc.
        5.29%, 1/27/99                                    24,688
      ----------------------------------------------------------

                                                         Value
      General Electric Capital Corp.
        5.45%, 11/5/98                                $    9,995
   (a)  5.54%, 12/9/98                                    15,000
      ----------------------------------------------------------
      Heller Financial, Inc.
        5.75%, 11/17/98                                    9,976
      ----------------------------------------------------------
      Thunder Bay Funding, Inc.
        5.42%, 1/25/99                                    14,813
      ----------------------------------------------------------
      Twin Tower, Inc.
        5.59%, 11/12/98                                   24,963
      ----------------------------------------------------------
      Variable Funding Corp.
        5.27%, 1/20/99                                    24,716
      ----------------------------------------------------------
      Windmill Funding Corp.
        5.34%, 1/14/99                                    14,840
      ----------------------------------------------------------
                                                         272,919

      FINANCIAL SERVICES--5.6%
      ----------------------------------------------------------
   (a)Bear Stearns Cos., Inc.
        5.36% - 5.38%, 11/6/98 - 11/18/98                 20,000
      ----------------------------------------------------------
   (a)CS First Boston, Inc.
        5.11%, 11/2/98                                    21,999
      ----------------------------------------------------------
   (a)Goldman, Sachs Group, L.P.
        5.13%, 11/2/98                                    20,000
      ----------------------------------------------------------
   (a)Lehman Brothers Holdings, Inc.
        5.28%, 11/20/98                                   15,000
      ----------------------------------------------------------
   (a)Merrill Lynch & Co., Inc.
        5.20%, 11/23/98                                   20,000
      ----------------------------------------------------------
   (a)Morgan Stanley Dean Witter & Co.
        5.37% - 5.73%, 11/9/98 - 11/18/98                 21,000
      ----------------------------------------------------------
                                                         117,999

      HEALTH CARE--1.2%
      ----------------------------------------------------------
      Baxter International, Inc.
        5.33% - 5.39%, 11/4/98 - 1/22/99                  24,776
      ----------------------------------------------------------

      MANUFACTURING/INDUSTRIAL--.7%
      ----------------------------------------------------------
      Xerox Capital Europe, PLC
        5.58%, 11/20/98                                   14,995
      ----------------------------------------------------------

      MUNICIPAL AND STATE OBLIGATIONS--1.6%
      ----------------------------------------------------------
      Oakland-Alameda County
        5.31% - 5.57%, 11/6/98 - 1/22/99                  32,350
      ----------------------------------------------------------
   (a)Texas, General Obligation
        5.13%, 11/6/98                                     2,255
      ----------------------------------------------------------
                                                          34,605

 Cash Account Trust                                                            4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at October 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                        Value
      UTILITIES--3.8%
      ----------------------------------------------------------
      Brazos River Authority, Texas
        5.57%, 11/13/98                               $   15,000
      ----------------------------------------------------------
      GTE Corp.
        5.23%, 12/3/98                                    49,776
      ----------------------------------------------------------
      Industrial Development Authority, New
        Hampshire
        5.57%, 11/12/98                                   14,500
      ----------------------------------------------------------
                                                          79,276
      ----------------------------------------------------------
      TOTAL CORPORATE OBLIGATIONS--79.1%
      (average maturity: 87 days)                      1,668,106
      ----------------------------------------------------------
      BANK OBLIGATIONS
      CERTIFICATES OF DEPOSIT AND BANK NOTES--
      U.S. BANKS--12.5%
      ----------------------------------------------------------
   (a)American Express Centurion Bank
        5.34%, 11/5/98                                    10,000
      ----------------------------------------------------------
   (a)Bankers Trust Co.
        5.09%, 11/2/98                                    24,995
      ----------------------------------------------------------
   (a)First National Bank of Boston
        5.14% - 5.31%, 11/2/98 - 1/7/99                   30,000
      ----------------------------------------------------------
   (a)First USA Bank
        5.74%, 12/28/98                                   10,005
      ----------------------------------------------------------
      Fleet National Bank, N.A.
        5.25%, 12/16/98                                   20,000
      ----------------------------------------------------------
   (a)J.P. Morgan
        5.27%, 11/9/98                                    16,993
      ----------------------------------------------------------
   (a)Key Bank, N.A.
        5.29%, 11/2/98                                    19,991
      ----------------------------------------------------------
      MBNA America Bank, N.A.
        5.50%, 12/21/98                                   25,000
      ----------------------------------------------------------
   (a)Mellon Bank, N.A.
        5.60%, 11/9/98                                    20,000
      ----------------------------------------------------------
      Nationsbank, N.A.
        5.58%, 11/2/98                                    15,000
      ----------------------------------------------------------
   (a)Northern Trust Corp.
        5.30%, 11/9/98                                    16,991
      ----------------------------------------------------------
   (a)Old Kent Bank
        5.24%, 1/13/99                                    14,999
      ----------------------------------------------------------

                                                        Value
   (a)PNC Bank, N.A.
        5.07%, 11/2/98                                $   14,997
      ----------------------------------------------------------
   (a)U.S. Bank, N.A.
        5.20%, 11/18/98                                   14,996
      ----------------------------------------------------------
   (a)Wachovia Bank, N.A.
        5.29%, 11/19/98                                    9,997
      ----------------------------------------------------------
                                                         263,964
      CERTIFICATES OF DEPOSIT--FOREIGN BANKS--2.7%
      ----------------------------------------------------------
   (a)Abbey National Bank, N.A.
        5.07%, 1/20/99                                    24,982
      ----------------------------------------------------------
   (a)National Bank of Canada
        5.32%, 11/5/98                                     9,999
      ----------------------------------------------------------
   (a)Royal Bank of Canada
        5.05%, 11/2/98                                     9,995
      ----------------------------------------------------------
   (a)Svenska Handelsbanken
        5.63%, 11/18/98                                   11,998
      ----------------------------------------------------------
                                                          56,974
      ----------------------------------------------------------

      TOTAL BANK OBLIGATIONS--15.2%
      (average maturity: 25 days)                        320,938
      ----------------------------------------------------------

   (c)REPURCHASE AGREEMENT--5.9%
      (Dated 10/98, collateralized by Federal Home
      Loan Mortgage Corp. securities)
      ----------------------------------------------------------
      Salomon Brothers, Inc.
      (held at The Bank of New York)
        5.30% - 5.32%, 12/7/98 - 1/11/99
      (average maturity: 64 days)                        125,000
      ----------------------------------------------------------

      TOTAL INVESTMENTS--100.2%
      (average maturity: 76 days)                      2,114,044
      ----------------------------------------------------------

      LIABILITIES, LESS OTHER ASSETS--(.2)%               (4,721)
      ----------------------------------------------------------

      NET ASSETS--100%                                $2,109,323
      ----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            5

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at October 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

Short-Term Notes                                       Value
    (Issued or guaranteed by U.S. Government
    agencies or instrumentalities)
    ----------------------------------------------------------
 (a)Export-Import Bank of the United States
      Kuwait Investment Authority
        5.21%, 11/13/98                               $  2,599
    ----------------------------------------------------------
    Federal Home Loan Bank
 (a)    4.52% - 5.64%, 11/2/98 - 11/3/98                32,197
        5.00% - 5.03%, 10/27/99 - 10/29/99              40,000
    ----------------------------------------------------------
 (a)Federal National Mortgage Association
        4.31%, 11/3/98                                  29,446
    ----------------------------------------------------------
 (a)Overseas Private Investment Corp.
      Omolon
        4.67%, 11/3/98                                  20,223
    ----------------------------------------------------------
 (a)Student Loan Marketing Association
        4.45%, 11/3/98                                 115,907
    ----------------------------------------------------------
    TOTAL SHORT-TERM NOTES--34.8%
    (average maturity: 65 days)                        240,372
    ----------------------------------------------------------
 (c)REPURCHASE AGREEMENTS
    (Dated 8/98 through 10/98, collateralized by
    Federal Home Loan Mortgage Corp., Federal
    National Mortgage Association and Government
    National Mortgage Association securities)
    ----------------------------------------------------------
    Bear, Stearns Cos., Inc.
    (held at The Bank of New York)
        5.27% - 5.30%, 11/10/98 - 11/23/98              93,000
    ----------------------------------------------------------
    CS First Boston, Inc.
    (held at The Chase Manhattan Bank)
        5.21% - 5.37%, 11/17/98                         32,000
    ----------------------------------------------------------

                                                       Value
    Chase Securities, Inc.
    (held at The Chase Manhattan Bank)
        5.25% - 5.59%, 11/10/98 - 12/29/98            $ 95,000
    ----------------------------------------------------------
    Goldman Sachs Group, L.P.
    (held at The Bank of New York)
        5.13% - 5.20%, 12/2/98 - 12/16/98               32,500
    ----------------------------------------------------------
    Lehman Government Securities, Inc.
    (held at The Chase Manhattan Bank)
        4.90% - 5.58%, 11/2/98 - 11/30/98               32,000
    ----------------------------------------------------------
    Merrill Lynch Government Securities, Inc.
    (held at The Chase Manhattan Bank)
        5.25%, 11/2/98                                  20,000
    ----------------------------------------------------------
    Morgan Stanley Dean Witter & Co.
    (held at The Bank of New York)
        4.91% - 5.13%, 1/12/99 - 1/20/99                57,000
    ----------------------------------------------------------
    Salomon Smith Barney Holdings, Inc.
    (held at The Bank of New York)
        5.23% - 5.50%, 11/9/98 - 12/9/98                85,000
    ----------------------------------------------------------

    TOTAL REPURCHASE AGREEMENTS--64.6%
    (average maturity: 31 days)                        446,500
    ----------------------------------------------------------

    TOTAL INVESTMENTS--99.4%
    (average maturity: 43 days)                        686,872
    ----------------------------------------------------------

    CASH AND OTHER ASSETS,
    LESS LIABILITIES--.6%                                4,012
    ----------------------------------------------------------

    NET ASSETS--100%                                  $690,884
    ----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            6

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at October 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

 (a)VARIABLE RATE DEMAND SECURITIES                   Value
    ARIZONA
    ---------------------------------------------------------
    Apache County
    Industrial Development Authority
        3.15%                                        $  4,000

    CALIFORNIA
    ---------------------------------------------------------
    Economic Development Authority
        4.25%                                           5,500
    ---------------------------------------------------------
    Los Angeles
      Harbor Improvement Corp.
        3.35%                                           6,400
      Regional Airports Improvement Corp.
        3.65%                                          10,900

    COLORADO
    ---------------------------------------------------------
    Smith Creek
    Metropolitan District
        3.10%                                           3,400

    DISTRICT OF COLUMBIA
    ---------------------------------------------------------
    American Public Health Association
        3.10%                                           6,585
    ---------------------------------------------------------
    General Obligation
        3.80%                                           2,000

    FLORIDA
    ---------------------------------------------------------
    Alachua County
    Health Facilities Authority
        3.15%                                           2,300
    ---------------------------------------------------------
    Jacksonville
    Industrial Development Revenue
        3.15%                                           2,800
    ---------------------------------------------------------
    Orange County
    Health Facilities Authority
        3.20%                                           4,000

    GEORGIA
    ---------------------------------------------------------
    Fulton County
    Morehouse College
        3.10%                                           1,920
    ---------------------------------------------------------
    Gainesville - Riverside
    Redevelopment Authority
        3.15%                                           3,000
    ---------------------------------------------------------
    Laurens County
    Development Revenue
        3.20%                                           4,000

                                                      Value
    ILLINOIS
    ---------------------------------------------------------
    Development Finance Authority
      Adventist Health System
        3.15%                                        $  4,000
      EAKAS Corp. Project
        4.15%                                           2,000
      Pollution Control Revenue
        3.10%                                           9,200
    ---------------------------------------------------------
    Student Assistance Commission
        3.20%                                           1,000
    ---------------------------------------------------------
    Chicago
    O'Hare International Airport
        3.70%                                           2,000
    ---------------------------------------------------------
    Elgin
    Judson College Project
        3.30%                                           3,460
    ---------------------------------------------------------
    Rockford
    Industrial Project Revenue
        3.40%                                           2,300
    INDIANA
    ---------------------------------------------------------
    Health Facility Financing Authority
        3.05%                                           3,000
    ---------------------------------------------------------
    Ossian
    Economic Development Revenue
        3.15%                                           1,000
    KANSAS
    ---------------------------------------------------------
    Kansas City
    Pollution Control Revenue
        3.20%                                           3,240
    KENTUCKY
    ---------------------------------------------------------
    Mayfield
    Multi-City Lease Revenue
        3.25%                                           5,000
    LOUISIANA
    ---------------------------------------------------------
    Offshore Term Authority
        3.70%                                           7,250
    MARYLAND
    ---------------------------------------------------------
    Health and Higher Education Facilities
    Authority
        3.20%                                           3,000
    MICHIGAN
    ---------------------------------------------------------
    University of Michigan Hospital Revenue
        3.75%                                           2,900
    MISSOURI
    ---------------------------------------------------------
    Kansas City
    Industrial Development Authority
        3.15%                                           3,875

 Cash Account Trust                                                            7
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at October 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                  Value
NEBRASKA
---------------------------------------------------------
York
Industrial Development Revenue
    3.15%                                        $  5,600
NEW YORK
---------------------------------------------------------
Long Island
Power Authority
    3.70%                                           5,000
---------------------------------------------------------
New York City
  General Obligation
    3.60%                                          14,200
  Municipal Water Finance Authority
    3.70%                                          10,200
NORTH CAROLINA
---------------------------------------------------------
Medical Care Commission
Hospital Revenue
    3.13%                                           5,000
---------------------------------------------------------
Raleigh-Durham
Airport Authority
    3.70%                                           3,200
---------------------------------------------------------
Wake County
Pollution Control Financing Authority Revenue
    3.00%                                           3,000
---------------------------------------------------------
Winston-Salem
Multi-Family Housing
    3.25%                                           3,000
OHIO
---------------------------------------------------------
Butler County
Industrial Development Revenue
    3.25%                                           2,635
---------------------------------------------------------
Hancock County
Multi-Family Housing
    3.25%                                           6,150
---------------------------------------------------------
Medina County
Health Care Facilities Revenue
    3.15%                                           4,500
OREGON
---------------------------------------------------------
Economic Development Revenue
    3.30%                                           4,275
PENNSYLVANIA
---------------------------------------------------------
Higher Education Facilities Authority
    3.20%                                           7,500
---------------------------------------------------------
Columbia
Industrial Development Authority
    4.30%                                           3,400
---------------------------------------------------------
Delaware County
Redevelopment Authority
    3.80%                                           5,000
---------------------------------------------------------

                                                  Value
Delaware Valley
Regional Finance Authority
    3.10%                                        $  2,200
---------------------------------------------------------
Emmaus
General Authority Revenue
    3.15%                                           2,000
---------------------------------------------------------
Lehigh County
Industrial Development Authority
    3.50%                                           4,800
---------------------------------------------------------
Schuylkill County
Industrial Development Authority
    3.10%                                           3,300
TENNESSEE
---------------------------------------------------------
Clarksville
Public Building Authority
    3.15%                                           2,275
---------------------------------------------------------
Maury County
Industrial Development Board
    3.30%                                           4,500
TEXAS
---------------------------------------------------------
Brazos River Authority
Pollution Control Revenue
    3.85%                                           4,400
---------------------------------------------------------
Harris County
  Health Facilities Development Corp.
    3.20%                                           5,300
  St. Luke's Episcopal Hospital Revenue
    3.65%                                           9,000
---------------------------------------------------------
Tarrant County
Industrial Development Revenue
    3.25%                                           5,000
VIRGINIA
---------------------------------------------------------
Loudoun County
Industrial Development Authority
    3.25%                                           2,880
WASHINGTON
---------------------------------------------------------
Port of Vancouver
    3.15%                                           2,000
WISCONSIN
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    3.20%                                           5,800
---------------------------------------------------------

TOTAL VARIABLE RATE
DEMAND SECURITIES--69.1%
(average maturity: 5 days)                        246,145
---------------------------------------------------------

 Cash Account Trust                                                            8
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at October 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

OTHER SECURITIES                                  Value
ARIZONA
---------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.50% - 3.65%, 11/10/98 - 11/13/98           $ 11,000
FLORIDA
---------------------------------------------------------
Sarasota County
Memorial Hospital Project
    3.25%, 1/20/99                                  2,800
---------------------------------------------------------
Sunshine State
Governmental Financing Commission
    3.25% - 3.55%, 11/10/98 - 1/20/99               5,500
GEORGIA
---------------------------------------------------------
Municipal Electric Authority
    3.55%, 11/9/98                                  3,000
ILLINOIS
---------------------------------------------------------
Education Facilities Authority
    3.250% - 3.65%, 11/6/98 - 12/10/98              6,009
---------------------------------------------------------
Health Facilities Authority
    3.50%, 1/11/99                                  3,000
INDIANA
---------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.10% - 3.65%, 11/2/98 - 2/18/99                8,100
---------------------------------------------------------
Sullivan
Pollution Control Revenue
    3.50% - 3.65%, 11/13/98                         8,650
KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.25%, 1/13/99                                  6,655
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    3.25%, 1/12/99                                  5,335
MARYLAND
---------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    3.60%, 11/9/98                                  4,500
MISSISSIPPI
---------------------------------------------------------
Claiborne County
Pollution Control Revenue
    3.60%, 11/9/98                                  4,700

                                                  Value
MISSOURI
---------------------------------------------------------
Environmental Improvement and Energy Resource
Authority
    3.55%, 11/12/98                              $  3,000
---------------------------------------------------------
Independence
Water Utility Revenue
    3.55%, 11/13/98                                 6,300
NEBRASKA
---------------------------------------------------------
Omaha Public Power
    3.10% - 3.50%, 11/13/98 - 2/19/99               5,000
NEW YORK
---------------------------------------------------------
New York City
Municipal Water Finance Authority
    3.30%, 1/21/99                                  2,000
OKLAHOMA
---------------------------------------------------------
Oklahoma County
Industrial Authority
    4.30%, 12/1/98                                  4,840
SOUTH CAROLINA
---------------------------------------------------------
Public Service Authority
    3.60%, 11/6/98                                  6,000
TEXAS
---------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.25%, 1/14/99                                  4,000
---------------------------------------------------------
Municipal Power Agency
    3.05% - 3.55%, 11/12/98 - 2/16/99              11,100
---------------------------------------------------------

TOTAL OTHER SECURITIES--31.3%
(average maturity: 39 days)                       111,489
---------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(average maturity: 16 days)                       357,634
---------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(.4)%              (1,270)
---------------------------------------------------------

NET ASSETS--100%                                 $356,364
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            9

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at October 31, 1998. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At October 31, 1998, the aggregate value of illiquid securities was $26,114,000 in the Money Market Portfolio, which represented 1.2% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government or U.S. Government agency securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           10

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1998 (unaudited)
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY           GOVERNMENT
                                                                MARKET          SECURITIES        TAX-EXEMPT
                           ASSETS                             PORTFOLIO         PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $1,989,044         240,372            357,634
-------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                          125,000         446,500                 --
-------------------------------------------------------------------------------------------------------------
Cash                                                                  --           1,957                 --
-------------------------------------------------------------------------------------------------------------
Interest receivable                                                5,083           3,931              1,294
-------------------------------------------------------------------------------------------------------------
    Total assets                                               2,119,127         692,760            358,928
-------------------------------------------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------
Cash overdraft                                                     4,644              --              2,072
-------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        2,736             847                262
-------------------------------------------------------------------------------------------------------------
  Management fee                                                      --             183                 --
-------------------------------------------------------------------------------------------------------------
  Distribution services fee                                          860             342                 42
-------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             916             415                110
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           648              89                 78
-------------------------------------------------------------------------------------------------------------
    Total liabilities                                              9,804           1,876              2,564
-------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $2,109,323         690,884            356,364
-------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------
Shares outstanding                                             2,109,323         690,884            356,364
-------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00            1.00               1.00
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           11

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six months ended October 31, 1998 (unaudited)
(in thousands)

--------------------------------------------------------------------------------

                                                                 MONEY                GOVERNMENT
                                                                 MARKET               SECURITIES            TAX-EXEMPT
                                                               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                              ---------------------------------------------------------
INTEREST INCOME                                                 $51,443                 19,179                 6,247
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                  1,622                    690                   349
-----------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                       5,346                  1,998                   839
-----------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses          2,406                    676                   274
-----------------------------------------------------------------------------------------------------------------------
  Registration costs                                                444                    170                    71
-----------------------------------------------------------------------------------------------------------------------
  Professional fees                                                  17                      8                     5
-----------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                            49                     19                     8
-----------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           18                     30                     4
-----------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                          9,902                  3,591                 1,550
-----------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                   (753)                  (103)                   --
-----------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Portfolio                      9,149                  3,488                 1,550
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                            42,294                 15,691                 4,697
-----------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Six months ended October 31, 1998 and
year ended April 30, 1998
(in thousands)

--------------------------------------------------------------------------------

                                                     MONEY MARKET                GOVERNMENT                 TAX-EXEMPT
                                                      PORTFOLIO             SECURITIES PORTFOLIO            PORTFOLIO
                                               ------------------------   ------------------------   ------------------------
                                               OCTOBER 31,   APRIL 30,    OCTOBER 31,   APRIL 30,    OCTOBER 31,   APRIL 30,
                                                  1998          1998         1998          1998         1998          1998
                                               ------------------------   ------------------------   ------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE
  ACTIVITY
Net investment income                          $    42,294       61,857       15,691        32,403       4,697          9,613
-----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment
income                                             (42,294)     (61,857)     (15,691)      (32,403)     (4,697)        (9,613)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and
number of shares are the same):
Shares sold                                      6,104,025    8,930,862      991,369     2,218,979     945,095      1,715,561
-----------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends          41,219       60,295       15,310        31,996       4,605          9,465
-----------------------------------------------------------------------------------------------------------------------------
                                                 6,145,244    8,991,157    1,006,679     2,250,975     949,700      1,725,026
Shares redeemed                                 (6,030,978)  (7,581,047)  (1,120,360)   (1,990,911)   (961,477)    (1,577,676)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions and total increase (decrease) in
net assets                                         114,266    1,410,110     (113,681)      260,064     (11,777)       147,350
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              1,995,057      584,947      804,565       544,501     368,141        220,791
-----------------------------------------------------------------------------------------------------------------------------
End of period                                  $ 2,109,323    1,995,057      690,884       804,565     356,364        368,141
-----------------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           12

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Account Trust (the Fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market Portfolio, at 11:00 a.m., 1:00 p.m., 3:00 p.m. and 8:00 p.m. Chicago time for the Government Securities Portfolio and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the six months ended October 31, 1998, the Fund incurred management fees of $1,805,000 after an expense waiver by Scudder Kemper.

 Cash Account Trust                                                           13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ZURICH/B.A.T MERGER
On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Fund's investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of the Fund has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former investment management agreement, except for the dates of execution and termination. Shareholders approved of the new investment management agreement through a proxy solicitation that concluded in mid-December.

DISTRIBUTION AGREEMENT
The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of .60% of average daily net assets for the Money Market and Government Securities Portfolios and .50% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these Portfolios. For the six months ended October 31, 1998, the Fund incurred distribution fees of $8,183,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .60% for the Money Market and Government Securities Portfolios, and .50% for the Tax-Exempt Portfolio. During the six months ended October 31, 1998, KDI paid fees of $8,324,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $2,809,000 for the six months ended October 31, 1998.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended October 31, 1998, the Fund made no payments to its officers and incurred trustees' fees of $19,000 to independent trustees.

EXPENSE ABSORPTION
Scudder Kemper has agreed to limit the Portfolios' operating expenses to the following percentages of average daily net assets: Money Market Portfolio (1.00%), Government Securities Portfolio (1.00%) and Tax-Exempt Portfolio (.95%). For the six months ended October 31, 1998, Scudder Kemper absorbed expenses of $856,000.

 Cash Account Trust                                                           14

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                             Six months
                                                                ended               Year ended April 30,
                                                             October 31,   ---------------------------------------
                   MONEY MARKET PORTFOLIO                       1998         1998       1997      1996      1995
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $1.00         1.00      1.00      1.00      1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                                               .02          .05       .05       .05       .04
------------------------------------------------------------------------------------------------------------------
Less dividends declared                                             .02          .05       .05       .05       .04
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $1.00         1.00      1.00      1.00      1.00
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                      2.36%        4.85      4.60      4.96      4.38
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                      1.00%        1.00      1.00      1.00       .99
------------------------------------------------------------------------------------------------------------------
Net investment income                                              4.67%        4.71      4.51      4.83      4.54
------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                           1.09%        1.10      1.03      1.05      1.05
------------------------------------------------------------------------------------------------------------------
Net investment income                                              4.58%        4.61      4.48      4.78      4.48
------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                   $2,109,323    1,995,057   584,947   455,025   378,551
------------------------------------------------------------------------------------------------------------------

NOTE:
The Money Market Portfolio's total returns for the years ended April 30, 1996 and 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.80% and 4.16%, respectively.

                                                             Six months
                                                                ended              Year ended April 30,
                                                             October 31,   -------------------------------------
              GOVERNMENT SECURITIES PORTFOLIO                   1998        1998      1997      1996      1995
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $1.00       1.00      1.00      1.00      1.00
----------------------------------------------------------------------------------------------------------------
Net investment income                                              .02         .05       .05       .05       .04
----------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .02         .05       .05       .05       .04
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00        1.00      1.00      1.00      1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     2.29%       4.78      4.69      5.01      4.37
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses after expense waiver                                     1.00%        .98       .92       .90       .90
----------------------------------------------------------------------------------------------------------------
Net investment income                                             4.54%       4.68      4.59      4.88      4.66
----------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                          1.04%       1.02       .99      1.06      1.05
----------------------------------------------------------------------------------------------------------------
Net investment income                                             4.50%       4.64      4.52      4.72      4.51
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $690,884     804,565   544,501   189,919   138,020
----------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           15

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                              Six months
                                                                 ended                Year ended April 30,
                                                              October 31,    --------------------------------------
TAX-EXEMPT PORTFOLIO                                             1998         1998       1997       1996      1995
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $   1.00         1.00       1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                        .01          .03        .03       .03       .03
-------------------------------------------------------------------------------------------------------------------
Less dividends declared                                             .01          .03        .03       .03       .03
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $   1.00         1.00       1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                      1.39%        2.92       2.82      3.16      2.80
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: (ANNUALIZED)
Expenses after expense waiver                                       .91%         .91        .81       .78       .76
-------------------------------------------------------------------------------------------------------------------
Net investment income                                              2.75%        2.87       2.78      3.10      3.00
-------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS: (ANNUALIZED)
Expenses                                                            .91%         .94        .96       .98       .93
-------------------------------------------------------------------------------------------------------------------
Net investment income                                              2.75%        2.84       2.63      2.90      2.83
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                     $356,364      368,141    220,791    66,981    67,748
-------------------------------------------------------------------------------------------------------------------

NOTE FOR ALL PORTFOLIOS:

Scudder Kemper has agreed to temporarily waive certain operating expenses. The Other Ratios to Average Net Assets are computed without this expense waiver. Data for the period ended October 31, 1998 is unaudited.

                                         CASH ACCOUNT
                                         TRUST

                                         SEMIANNUAL
                                         REPORT
                                         OCTOBER 31, 1998

Principal Underwriter:
Kemper Distributors, Inc.
222 South Riverside Plaza, Chicago, IL 60606 www.kemper.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

CAT-3 1063590 11/98     [RECYCLED PAPER LOGO]
                   Printed on recycled paper.